STOCKHOLDERS’ EQUITY	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 3. STOCKHOLDERS’ EQUITY

The total number of authorized shares of our common stock was 250,000,000 shares and increased on June 27, 2022 to 1,000,000,000 $0.001 par value per share. On June 27, 2022 the 9,000 shares of Series A Convertible Preferred Stock issued as of March 31, 2022 automatically converted to 485,781,168 shares of common stock. As of June 30, 2022, there were 514,005,770 common shares issued and outstanding.

On January 19, 2021, our stockholders approved the filing of an amendment to our certificate of incorporation authorizing 10,000,000 shares of preferred stock with a par value of $0.001 per share. Such amendment was filed on January 20, 2021.

BITECH TECHNOLOGIES CORPORATION

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

On March 30, 2022, the Secretary of State of Delaware acknowledged the Company’s filing of a Certificate of Designations of Preferences and Rights of Series A Convertible Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State creating a series of 9,000,000 shares of Series A Preferred Stock (the “Series A Preferred Stock”) to be issued in connection with the Share Exchange. The Certificate of Designations include:

●	the stated value of each share is $1.00 (the “Stated Value”),

●	each share has 53.9757 votes per share on any matter, event or action submitted to the holders of our common stock for a vote or on which the holders of our common stock have a right to vote,

●	each share is automatically convertible into shares of our common stock determined by dividing (i) the Stated Value by (ii) the Conversion Price then in effect. Initially, the “Conversion Price” is $0.018526887 per share, subject to adjustment as described below on the first business day immediately following the earlier of (a) the date on which the Secretary of State of Delaware shall have filed the Certificate of Designations; and (b) the date on which FINRA has affected a reverse stock split of the Company’s outstanding common stock, after all required approvals by the Company’s board of directors and its stockholders, in either (a) or (b), so that there are a sufficient number of shares of the Company’s Common Stock authorized but unissued to permit a full conversion of all the Series A Preferred Stock based upon the Conversion Price,

●	the conversion price of the Series A Preferred Stock is subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events, and

●	upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), each holder of the Series A Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value, plus any other fees or liquidated damages then due and owing thereon under the Certificate of Designations, for each share of Series A Preferred Stock before any distribution or payment shall be made to the holders of any junior securities (as hereinafter defined), and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to each holder of the Series A Preferred Stock shall be ratably distributed among each such holder in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

On March 31, 2022, we issued 9,000,000 shares of Series A Preferred Stock in exchange for 94,312,250 shares of Bitech Mining’s Common Stock, par value $0.001 per share, representing 100% of the issued and outstanding shares of Bitech Mining.

On April 19, 2022, the Company issued 4,635,720 shares of its restricted Common Stock to an individual as compensation for future services at a fair value price on the date of issuance of $0.10 per share. The shares vest 25% on each April 18 commencing on April 18, 2023 so long as the individual is providing services to the Company or one of its subsidiaries.

On April 14, 2022, the Company issued 3,348,000 shares of its restricted Common Stock to an individual as compensation for future services at a fair value price on the date of issuance of $0.10 per share. 1,802,769 shares vest on April 13, 2023 and 515,077 shares vest on April 13, 2024, April 13, 2025, and April 13, 2026 so long as the individual is providing services to the Company or one of its subsidiaries.

Bitech Mining Corporation [Member]
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 2 - EQUITY

Common Stock

We are authorized to issue up to 100,000,000 shares of common stock, par value $0.001 per share. All outstanding shares of our common stock are of the same class and have equal rights and attributes. The holders of our common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders of our company. Our common stock does not have cumulative voting rights. Persons who hold a majority of the outstanding shares of our common stock entitled to vote on the election of directors can elect all of the directors who are eligible for election. Holders of our common stock are entitled to share equally in dividends, if any, as may be declared from time to time by our Board of Directors. In the event of liquidation, dissolution, or winding up of our company, subject to the preferential liquidation rights of any series of preferred stock that we may from time to time designate, the holders of our common stock are entitled to share ratably in all of our assets remaining after payment of all liabilities and preferential liquidation rights. Holders of our common stock have no conversion, exchange, sinking fund, redemption, or appraisal rights (other than such as may be determined by the Board of Directors in its sole discretion) and have no preemptive rights to subscribe for any of our securities.

On February 11, 2021, the company entered into an exclusive license agreement with SuperGreen Energy Corp, which is majority owned and controlled by Calvin Cao, the brother of Michael Cao, a founder, director and greater than 10% shareholder of Bitech Mining Corporation.

On June 15, 2021, the company entered into an agreement for capital market services and that agreement included the issuance of 4,000,000 shares of Common Stock for the services. The shares are disputed to non-performance and as a result are not issued or valued and the company will defend against any claim to these shares as no performance obligations were met to earn these shares.